UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 2012
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		   Chief Operating Officer

               	--------------------------
Phone:		        212-909-1650
                --------------------------

Signature,		         Place,			  and Date of Signing
William J. Vernon 		New York, NY		    November 13, 2012

Report Type	[X]	13F HOLDINGS REPORT
		[  ]	13F NOTICE
		[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		              	  0
						          ----------
Form 13F Information Table Entry Total                       	  0
						          ----------
Form 13F Information Table Value Total	              	   $      0
						          ----------
						         (thousands)


Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/	PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN 	CALL DSCRETN Managers SOLE    SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- 	---- ------- -------- ------- ------ ----